Leases - Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 8,268
2026	7,121
2027	5,585
2028	5,542
2029	5,542
2030 and thereafter	12,793
Total undiscounted lease payments	44,851
Less: imputed interest	(5,119)
Present value of lease liabilities	$ 39,732